As filed with the United States Securities and Exchange Commission July 9, 2019

1933 Act Registration No. 033-66242

1940 Act Registration No. 811-07890

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☒

(Check appropriate box or boxes.)

AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 9th day of July 2019.

Registrant:	AIM TAX-EXEMPT FUNDS
(INVESCO TAX-EXEMPT FUNDS)

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	July 9, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	July 9, 2019
(David C. Arch)

/s/ Beth Ann Brown***	Trustee	July 9, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Trustee	July 9, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	July 9, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	July 9, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	July 9, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	July 9, 2019
(Eli Jones)

/s/ Elizabeth Krentzman***	Trustee	July 9, 2019
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.**	Trustee	July 9, 2019
(Anthony J. LaCava Jr.)

/s/ Prema Mathai-Davis*	Trustee	July 9, 2019
(Prema Mathai-Davis)

/s/ Joel W. Motley***	Trustee	July 9, 2019
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	July 9, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	July 9, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	July 9, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	July 9, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	July 9, 2019
(Robert C. Troccoli)

/s/ Daniel S. Vandivort***	Trustee	July 9, 2019
(Daniel S. Vandivort)

/s/ James D. Vaughn***	Trustee	July 9, 2019
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	July 9, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	July 9, 2019
(Kelli Gallegos)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 69 on June 26, 2018.
**	Sheri Morris, pursuant to powers of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 75 on May 23, 2019.
***	Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 77 on June 27, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase